Accrued and Other Current Liabilities - Summary of Accrued Liabilities and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Payroll and related benefits		$ 2,805	$ 2,063
Accrued expenses		6,124	4,443
Warranty liability		707	843
Other		565	853
Total accrued liabilities and other current liabilities	$ 11,380	$ 10,201	$ 8,202